UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22714

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Emerging Markets Debt

Opportunities Fund

Semiannual Report

January 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2016

Eaton Vance

Emerging Markets Debt Opportunities Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Directors	29

Important Notices	30

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2016

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric A. Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/03/2015	02/04/2013	–5.90%	–6.72%	—	–2.74%
Class A with 4.75% Maximum Sales Charge	—	—	–10.35	–11.19	—	–4.31
Class I at NAV	09/03/2015	02/04/2013	–5.77	–6.60	—	–2.69
Class R6 at NAV	02/04/2013	02/04/2013	–5.97	–6.79	—	–2.76
JPMorgan Government Bond Index: Emerging Market (JPM GBI-EM) Global Diversified	—	—	–7.88%	–14.91%	–3.11%	–10.19%
JPMorgan Emerging Market Bond Index (EMBI) Global Diversified	—	—	–1.14	0.07	5.45	1.52
JPMorgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified	—	—	–2.63	0.26	4.30	1.74
Blend of 50% JPMorgan Government Bond Index: Emerging Market (JPM GBI-EM) Global Diversified, 25% JPMorgan Emerging Market Bond Index (EMBI) Global Diversified and 25% JPMorgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified	—	—	–4.89	–7.61	0.88	–4.47

% Total Annual Operating Expense Ratios[3]				Class A	Class I	Class R6
Gross				1.58%	1.33%	1.28%
Net				1.15	0.90	0.85

Fund Profile

Asset Allocation (% of net assets)4

Foreign Currency Exposure (% of net assets)5

Dominican Republic	7.3%
Serbia	6.4
India	5.0
Mexico	3.9
Other	3.7	*
Russia	2.5
Bangladesh	2.2
Lebanon	1.7
Zambia	1.1
Albania	1.0
Euro	–4.8
Total Long	35.0
Total Short	–5.0
Total Net	30.0

*	Includes amounts each less than 1.0% or –1.0%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2016

Endnotes and Additional Disclosures

[1]

JPMorgan Government Bond Index: Emerging Market (JPM GBI- EM) Global Diversified is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. JPMorgan Emerging Market Bond Index (EMBI) Global Diversified is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. JPMorgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified is an unmanaged index of USD-denominated emerging market corporate bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class A and Class I is linked to Class R6. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/16. Without the reimbursement, if applicable, performance would have been lower.

[4]	Other net assets represent other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[5]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 – January 31, 2016) for Class R6 and (September 3, 2015 – January 31, 2016) for Class A and Class I. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2015 – January 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period (8/1/15 – 1/31/16)		Annualized Expense Ratio

Actual*
Class A	$1,000.00	$976.60	$4.69	***	1.15%
Class I	$1,000.00	$977.90	$3.67	***	0.90%
Class R6	$1,000.00	$940.30	$4.15	***	0.85%

*     Class A and Class I had not commenced operations on August 1, 2015. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period); 151/366 for Class A and Class I (to reflect the period from the commencement of operations on September 3, 2015 to January 31, 2016). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2015 (September 3, 2015 for Class A and Class I).

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.84	***	1.15%
Class I	$1,000.00	$1,020.60	$4.57	***	0.90%
Class R6	$1,000.00	$1,020.90	$4.32	***	0.85%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2015 (September 3, 2015 for Class A and Class I).

***	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2016

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 77.7%

Security		Principal Amount (000’s omitted)	Value

Albania — 2.0%
Albania Government Bond, 8.90%, 7/24/25	ALL	52,000	$422,766
Albania Government Bond, 8.93%, 4/23/25	ALL	10,200	83,803
Republic of Albania, 5.75%, 11/12/20(1)	EUR	530	592,192

Total Albania			$1,098,761

Angola — 3.9%
Republic of Angola, 9.50%, 11/12/25(2)	USD	230	$192,625
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	2,093	1,974,797

Total Angola			$2,167,422

Argentina — 3.3%
Republic of Argentina, 0.75%, 2/22/17	USD	192	$173,896
Republic of Argentina, 0.75%, 6/9/17	USD	543	482,521
Republic of Argentina, 0.75%, 9/21/17	USD	275	239,178
Republic of Argentina, 1.75%, 10/28/16	USD	568	540,117
Republic of Argentina, 2.40%, 3/18/18	USD	409	367,173

Total Argentina			$1,802,885

Armenia — 0.3%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	200	$192,280

Total Armenia			$192,280

Bangladesh — 2.2%
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	44,100	$612,039
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	34,600	484,298
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	10,000	140,435

Total Bangladesh			$1,236,772

Barbados — 1.7%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	617	$510,287
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	493	407,733

Total Barbados			$918,020

Belarus — 1.6%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	856	$883,674

Total Belarus			$883,674

Security		Principal Amount (000’s omitted)	Value

Bosnia and Herzegovina — 0.7%
Republic of Srpska, 1.50%, 10/30/23	BAM	389	$181,394
Republic of Srpska, 1.50%, 6/9/25	BAM	98	45,045
Republic of Srpska, 1.50%, 9/25/26	BAM	421	180,213

Total Bosnia and Herzegovina			$406,652

Colombia — 1.6%
Republic of Colombia, 5.00%, 6/15/45	USD	648	$532,980
Titulos De Tesoreria B, 11.00%, 7/24/20	COP	1,046,200	355,294

Total Colombia			$888,274

Dominican Republic — 7.7%
Dominican Republic International Bond, 9.04%, 1/23/18(1)	USD	245	$258,796
Dominican Republic International Bond, 10.40%, 5/10/19(1)	DOP	140,600	3,138,730
Dominican Republic International Bond, 13.50%, 8/4/17(1)	DOP	100	2,321
Dominican Republic International Bond, 15.00%, 4/5/19(1)	DOP	33,400	834,762
Dominican Republic International Bond, 16.00%, 2/10/17(1)	DOP	500	11,738

Total Dominican Republic			$4,246,347

Ecuador — 3.1%
Republic of Ecuador, 7.95%, 6/20/24(2)	USD	1,020	$711,450
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	1,335	994,575

Total Ecuador			$1,706,025

Ethiopia — 0.4%
Federal Democratic Republic of Ethiopia, 6.625%, 12/11/24(1)	USD	270	$232,902

Total Ethiopia			$232,902

Fiji — 2.1%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	1,178	$1,144,133

Total Fiji			$1,144,133

Georgia — 1.6%
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	15	$5,966
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	575	233,522
Republic of Georgia, 6.875%, 4/12/21(1)	USD	600	624,057

Total Georgia			$863,545

5	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Indonesia — 0.9%
Republic of Indonesia, 3.375%, 7/30/25(2)	EUR	456	$469,112

Total Indonesia			$469,112

Iraq — 2.0%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	1,757	$1,121,019

Total Iraq			$1,121,019

Ivory Coast — 1.1%
Ivory Coast, 6.375%, 3/3/28(2)	USD	690	$610,809

Total Ivory Coast			$610,809

Kazakhstan — 2.3%
Kazakhstan Government International Bond, 5.125%, 7/21/25(2)	USD	1,257	$1,260,142

Total Kazakhstan			$1,260,142

Kenya — 1.9%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	5,900	$48,667
Kenya Treasury Bond, 11.855%, 5/22/17	KES	6,450	60,976
Republic of Kenya, 6.875%, 6/24/24(1)	USD	1,046	936,107

Total Kenya			$1,045,750

Macedonia — 1.9%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	239	$246,611
Republic of Macedonia, 4.875%, 12/1/20(2)	EUR	730	785,669

Total Macedonia			$1,032,280

Mexico — 4.3%
Mexican Bonos, 5.75%, 3/5/26	MXN	33,390	$1,794,799
Mexican Bonos, 10.00%, 12/5/24	MXN	7,826	552,580

Total Mexico			$2,347,379

Mongolia — 1.6%
Mongolia International Bond, 4.125%, 1/5/18(1)	USD	500	$438,750
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	560	423,481

Total Mongolia			$862,231

Nigeria — 0.9%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	491	$472,042

Total Nigeria			$472,042

Security		Principal Amount (000’s omitted)	Value

Paraguay — 0.8%
Republic of Paraguay, 6.10%, 8/11/44(1)	USD	210	$203,700
Republic of Paraguay, 6.10%, 8/11/44(2)	USD	230	223,100

Total Paraguay			$426,800

Philippines — 3.3%
Republic of the Philippines, 6.25%, 1/14/36	PHP	77,000	$1,794,334

Total Philippines			$1,794,334

Russia — 4.9%
Russia Government Bond, 6.40%, 5/27/20	RUB	126,348	$1,472,584
Russia Government Bond, 8.15%, 2/3/27	RUB	102,242	1,200,341

Total Russia			$2,672,925

Rwanda — 1.9%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,144	$1,064,927

Total Rwanda			$1,064,927

Serbia — 7.5%
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,740	$343,499
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	15,570	150,644
Serbia Treasury Bond, 10.00%, 3/20/21	RSD	184,850	1,857,070
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	178,340	1,780,402

Total Serbia			$4,131,615

Sri Lanka — 2.7%
Republic of Sri Lanka, 6.00%, 1/14/19(1)	USD	460	$451,276
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	500	472,460
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	45,150	310,235
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	34,390	247,995

Total Sri Lanka			$1,481,966

Tanzania — 2.2%
United Republic of Tanzania, 6.538%, 3/9/20(1)(3)	USD	1,278	$1,218,892

Total Tanzania			$1,218,892

Venezuela — 3.6%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(4)	USD	82	$76,203
Bolivarian Republic of Venezuela, 7.65%, 4/21/25(1)	USD	966	323,610
Bolivarian Republic of Venezuela, 9.25%, 9/15/27	USD	2,950	1,098,875
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(1)	USD	972	340,095
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)	USD	377	141,412

Total Venezuela			$1,980,195

6	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Zambia — 1.7%
Republic of Zambia, 5.375%, 9/20/22(1)	USD	291	$194,785
Republic of Zambia, 8.50%, 4/14/24(2)	USD	220	158,316
Republic of Zambia, 8.97%, 7/30/27(2)	USD	265	190,164
Zambia Government Bond, 11.00%, 9/1/19	ZMW	6,600	381,463

Total Zambia			$924,728

Total Foreign Government Bonds (identified cost $46,041,298)			$42,704,838

Foreign Corporate Bonds — 5.7%

Security		Principal Amount (000’s omitted)	Value

Azerbaijan — 0.3%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(3)	USD	200	$184,000

Total Azerbaijan			$184,000

Brazil — 1.2%
Petrobras Global Finance BV, 2.00%, 5/20/16	USD	120	$119,250
Petrobras Global Finance BV, 3.50%, 2/6/17	USD	235	223,838
Petrobras Global Finance BV, 6.25%, 3/17/24	USD	396	288,466

Total Brazil			$631,554

Colombia — 0.0%(5)
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	86,000	$25,463

Total Colombia			$25,463

Georgia — 1.4%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	721	$746,293

Total Georgia			$746,293

Mexico — 0.2%
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	1,420	$70,989
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	420	22,809

Total Mexico			$93,798

Russia — 1.7%
Gazprom PAO Via Gaz Capital SA, 5.136%, 3/22/17(1)	EUR	832	$919,332

Total Russia			$919,332

Security		Principal Amount (000’s omitted)	Value

South Korea — 0.1%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	220	$66,790

Total South Korea			$66,790

Sri Lanka — 0.8%
Bank of Ceylon, 6.875%, 5/3/17(1)	USD	231	$234,465
National Savings Bank, 8.875%, 9/18/18(1)	USD	223	228,854

Total Sri Lanka			$463,319

Supranational — 0.0%(5)
International Finance Corp., 4.45%, 2/26/16	RUB	1,400	$18,533

Total Supranational			$18,533

Total Foreign Corporate Bonds (identified cost $3,351,461)			$3,149,082

Sovereign Loans — 2.8%

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.23%, Maturing August 1, 2021(6)(7)(8)	USD	200	$183,431

Total Ethiopia			$183,431

Kenya — 0.5%
Government of Kenya, Term Loan, 5.95%, Maturing October 28, 2017(6)	USD	260	$260,000

Total Kenya			$260,000

Macedonia — 2.0%
Republic of Macedonia, Term Loan, 2.70%, Maturing December 10, 2022(7)(9)(10)	EUR	1,000	$1,065,360

Total Macedonia			$1,065,360

Total Sovereign Loans (identified cost $1,514,449)			$1,508,791

7	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 19.9%

Foreign Government Securities — 1.6%

Security		Principal Amount (000’s omitted)	Value

Lebanon — 1.6%
Lebanon Treasury Bill, 0.00%, 2/18/16	LBP	669,100	$441,738
Lebanon Treasury Bill, 0.00%, 3/31/16	LBP	70,230	46,142
Lebanon Treasury Bill, 0.00%, 5/26/16	LBP	83,810	54,680
Lebanon Treasury Bill, 0.00%, 6/23/16	LBP	60,830	39,524
Lebanon Treasury Bill, 0.00%, 12/1/16	LBP	186,830	118,661
Lebanon Treasury Bill, 0.00%, 12/15/16	LBP	50,890	32,258
Lebanon Treasury Bill, 0.00%, 12/29/16	LBP	203,580	128,788
Lebanon Treasury Bill, 0.00%, 1/5/17	LBP	72,630	45,899

Total Lebanon			$907,690

Total Foreign Government Securities (identified cost $908,457)			$907,690

U.S. Treasury Obligations — 3.3%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 3/24/16(11)		$1,800	$1,799,322

Total U.S. Treasury Obligations (identified cost $1,799,935)			$1,799,322

Other — 15.0%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(12)		$8,221	$8,221,432

Total Other (identified cost $8,221,432)			$8,221,432

Total Short-Term Investments (identified cost $10,929,824)			$10,928,444

Total Investments — 106.1% (identified cost $61,837,032)			$58,291,155

Less Unfunded Loan Commitments — (1.8)%			$(974,775)

Net Investments — 104.3% (identified cost $60,862,257)			$57,316,380

Other Assets, Less Liabilities — (4.3)%			$(2,368,325)

Net Assets — 100.0%			$54,948,055

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $20,864,446 or 38.0% of the Fund’s net assets.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $6,074,684 or 11.1% of the Fund’s net assets.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(4)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(5)	Amount is less than 0.05%.

(6)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at January 31, 2016.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).

(8)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(9)	Variable interest rate that updates semiannually based on changes to the Euro Interbank Offered Rate (Euribor). The stated interest rate represents a weighted average rate at January 31, 2016.

(10)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(11)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016.

8	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

BRL	1,242,000	USD	327,947	Standard Chartered Bank	2/2/16	$—	$(17,431)
BRL	2,538,000	USD	670,152	Standard Chartered Bank	2/2/16	—	(35,620)
IDR	7,035,409,000	USD	501,276	Barclays Bank PLC	2/2/16	9,462	—
USD	307,274	BRL	1,242,000	Standard Chartered Bank	2/2/16	—	(3,242)
USD	627,907	BRL	2,538,000	Standard Chartered Bank	2/2/16	—	(6,625)
USD	505,599	IDR	7,035,409,000	Barclays Bank PLC	2/2/16	—	(5,139)
EUR	1,673,674	PLN	7,300,454	BNP Paribas	2/3/16	23,802	—
PLN	929,673	EUR	216,168	BNP Paribas	2/3/16	—	(6,318)
PLN	6,370,781	EUR	1,472,798	BNP Paribas	2/3/16	—	(34,049)
HUF	13,239,375	EUR	41,763	Standard Chartered Bank	2/5/16	827	—
INR	27,893,000	USD	408,449	Deutsche Bank AG	2/9/16	2,004	—
INR	157,340,000	USD	2,338,540	Standard Chartered Bank	2/9/16	—	(23,237)
TRY	2,703,000	USD	920,766	BNP Paribas	2/9/16	—	(8,303)
USD	890,082	TRY	2,703,000	BNP Paribas	2/9/16	—	(22,381)
USD	946,873	EUR	871,088	Deutsche Bank AG	2/10/16	3,044	—
EUR	1,473,959	USD	1,598,348	BNP Paribas	2/17/16	—	(1,042)
USD	1,607,606	EUR	1,473,959	BNP Paribas	2/17/16	10,300	—
MXN	12,995,000	USD	770,439	Standard Chartered Bank	2/19/16	—	(54,762)
EUR	556,764	RSD	68,732,505	Deutsche Bank AG	2/22/16	—	(2,497)
USD	775,099	PHP	36,873,000	Bank of America, N.A.	2/23/16	4,703	—
USD	51,930	PHP	2,476,000	Goldman Sachs International	2/23/16	198	—
USD	1,040,961	PHP	49,531,000	Standard Chartered Bank	2/23/16	6,099	—
USD	465,798	EUR	427,730	Deutsche Bank AG	2/24/16	2,198	—
USD	114,408	EUR	104,387	Deutsche Bank AG	2/24/16	1,267	—
EUR	672,739	USD	740,141	Goldman Sachs International	3/2/16	—	(10,864)
USD	121,331	EUR	111,112	Goldman Sachs International	3/2/16	881	—
USD	768,585	EUR	722,124	Goldman Sachs International	3/2/16	—	(14,226)
USD	960,242	EUR	901,576	Goldman Sachs International	3/2/16	—	(17,103)
EUR	384,283	USD	418,968	Deutsche Bank AG	3/9/16	—	(2,305)
EUR	610,000	USD	662,521	Goldman Sachs International	3/9/16	—	(1,121)
USD	3,865,990	EUR	3,645,172	Goldman Sachs International	3/9/16	—	(86,335)
TRY	4,218,428	USD	1,414,109	BNP Paribas	3/10/16	—	(2,086)
TRY	152,000	USD	49,617	Goldman Sachs International	3/10/16	1,261	—
USD	117,594	TRY	350,795	BNP Paribas	3/10/16	173	—
USD	1,377,221	TRY	4,218,428	BNP Paribas	3/10/16	—	(34,802)
USD	380,482	ZMW	3,104,000	Standard Chartered Bank	3/10/16	114,973	—
HUF	3,891,058	USD	13,538	BNP Paribas	3/11/16	—	(6)
USD	96,890	HUF	27,848,000	BNP Paribas	3/11/16	42	—
USD	265,155	RUB	20,566,714	Bank of America, N.A.	3/14/16	—	(4,461)
USD	525,534	RUB	40,700,000	Bank of America, N.A.	3/14/16	—	(8,015)
ZMW	1,053,000	USD	128,493	ICBC Standard Bank plc	3/14/16	—	(38,713)
ZMW	1,160,000	USD	140,097	Standard Chartered Bank	3/14/16	—	(41,193)
USD	344,050	EUR	317,182	Goldman Sachs International	3/16/16	71	—
THB	10,275,000	USD	283,370	BNP Paribas	3/17/16	3,835	—
USD	148,393	THB	5,380,000	BNP Paribas	3/17/16	—	(1,988)
USD	134,737	THB	4,895,000	BNP Paribas	3/17/16	—	(2,087)

9	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZMW	3,239,700	USD	384,762	Barclays Bank PLC	3/24/16	$—	$(110,753)
BRL	2,538,000	USD	616,558	Standard Chartered Bank	4/4/16	6,172	—
BRL	1,242,000	USD	301,720	Standard Chartered Bank	4/4/16	3,021	—
MXN	13,058,773	USD	722,777	Morgan Stanley & Co. International PLC	4/19/16	—	(6,606)
USD	407,471	EUR	374,101	Standard Chartered Bank	4/20/16	1,341	—
USD	202,600	EUR	185,412	Standard Chartered Bank	4/20/16	1,314	—
USD	79,782	EUR	73,014	Standard Chartered Bank	4/20/16	517	—
RUB	58,819,000	USD	718,400	BNP Paribas	4/21/16	46,141	—
USD	1,130,936	RUB	92,595,388	BNP Paribas	4/21/16	—	(72,638)
USD	488,249	EUR	449,192	Standard Chartered Bank	4/27/16	496	—
THB	8,296,000	USD	228,351	Deutsche Bank AG	5/3/16	3,306	—
THB	9,729,000	USD	267,795	Standard Chartered Bank	5/3/16	3,877	—
USD	37,830	THB	1,361,000	Deutsche Bank AG	5/3/16	—	(175)
USD	190,915	THB	6,935,000	Deutsche Bank AG	5/3/16	—	(2,738)
USD	71,071	THB	2,555,000	Standard Chartered Bank	5/3/16	—	(275)
USD	197,849	THB	7,174,000	Standard Chartered Bank	5/3/16	—	(2,478)
USD	1,760,941	MXN	32,267,490	Bank of America, N.A.	1/13/17	25,012	—

						$276,337	$(681,614)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
Euro-Bobl	3	Short	Mar-16	$(425,185)	$(430,385)	$(5,200)
Euro-Bund	3	Short	Mar-16	(514,556)	(530,871)	(16,315)
U.S. 2-Year Deliverable Interest Rate Swap	19	Short	Mar-16	(1,910,652)	(1,923,156)	(12,504)
U.S. 2-Year Treasury Note	2	Short	Mar-16	(435,216)	(437,250)	(2,034)
U.S. 5-Year Deliverable Interest Rate Swap	49	Short	Mar-16	(4,972,193)	(5,057,719)	(85,526)
U.S. 10-Year Deliverable Interest Rate Swap	54	Short	Mar-16	(5,561,146)	(5,726,531)	(165,385)
U.S. 30-Year Deliverable Interest Rate Swap	5	Short	Mar-16	(510,430)	(548,125)	(37,695)

						$(324,659)

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

10	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Depreciation

LCH.Clearnet(1)	EUR	710	Receives	6-month Euro Interbank Offered Rate	0.25	%(2)	3/16/18	$(2,205)
LCH.Clearnet(1)	EUR	1,361	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	3/16/21	(12,525)
LCH.Clearnet(1)	USD	770	Receives	3-month USD-LIBOR-BBA	1.50	(2)	3/16/18	(3,814)
LCH.Clearnet(1)	USD	280	Receives	3-month USD-LIBOR-BBA	2.75	(2)	3/16/46	(19,502)

								$(38,046)

(1)	Effective date, which represents the date on which the Fund and the counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	BRL	88	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/4/21	$(2,973)
Bank of America, N.A.	BRL	683	Pays	Brazil CETIP Interbank Deposit Rate	13.11	1/4/21	(23,102)
Bank of America, N.A.	MXN	2,844	Pays	Mexico Interbank TIIE 28 Day	6.63	3/19/24	9,533
Barclays Bank PLC	BRL	3,922	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	(226,271)
BNP Paribas	BRL	27,614	Pays	Brazil CETIP Interbank Deposit Rate	15.56	1/2/18	74,430
Deutsche Bank AG	BRL	336	Pays	Brazil CETIP Interbank Deposit Rate	12.96	1/2/18	(3,901)
Deutsche Bank AG	BRL	1,866	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	(21,186)
Deutsche Bank AG	CNY	38,441	Pays	7-day China Fixing Repo Rates	2.45	1/29/21	(31,388)
Goldman Sachs International	BRL	4,709	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	(48,600)
Goldman Sachs International	BRL	2,487	Pays	Brazil CETIP Interbank Deposit Rate	12.19	1/2/23	(181,937)
Goldman Sachs International	RUB	85,317	Pays	3-month Moscow Prime Offered Rate	11.35	10/19/18	26,765
Goldman Sachs International	RUB	144,540	Pays	3-month Moscow Prime Offered Rate	10.40	11/9/20	(77,472)

							$(506,102)

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Belarus	Deutsche Bank AG	$1,100	5.00	%(1)	12/20/16	6.25%	$(5,833)	$12,082	$6,249
Brazil	Barclays Bank PLC	1,000	1.00	(1)	12/20/20	4.76	(158,984)	158,008	(976)

Total		$2,100					$(164,817)	$170,090	$5,273

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2016, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $2,100,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

11	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2016

Portfolio of Investments (Unaudited) — continued

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Currency Abbreviations:

ALL	–	Albanian Lek
BAM	–	Bosnia-Herzegovina Convertible Mark
BDT	–	Bangladeshi Taka
BRL	–	Brazilian Real
CNY	–	Yuan Renminbi
COP	–	Colombian Peso
DOP	–	Dominican Peso
EUR	–	Euro
GEL	–	Georgian Lari
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee

KES	–	Kenyan Shilling
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
THB	–	Thai Baht
TRY	–	New Turkish Lira
USD	–	United States Dollar
ZMW	–	Zambian Kwacha

12	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2016
Unaffiliated investments, at value (identified cost, $52,640,825)	$49,094,948
Affiliated investment, at value (identified cost, $8,221,432)	8,221,432
Cash	646,170
Restricted cash*	93,144
Foreign currency, at value (identified cost, $169,752)	169,974
Interest receivable	1,260,503
Interest receivable from affiliated investment	1,660
Due from broker for open reverse repurchase agreements	65,062
Receivable for investments sold	67,859
Receivable for Fund shares sold	2,951
Receivable for open forward foreign currency exchange contracts	276,337
Receivable for open swap contracts	116,977
Receivable for closed swap contracts	7,505
Tax reclaims receivable	16,850
Receivable from affiliate	31,887
Total assets	$60,073,259

Liabilities
Payable for reverse repurchase agreements	$65,062
Due to broker for closed reverse repurchase agreements	64,515
Payable for investments purchased	3,314,607
Payable for Fund shares redeemed	10,732
Payable for variation margin on open financial futures contracts	60,962
Payable for variation margin on open centrally cleared swap contracts	9,473
Payable for open forward foreign currency exchange contracts	681,614
Payable for open swap contracts	617,806
Premium received on open non-centrally cleared swap contracts	170,090
Payable to affiliate:
Investment adviser and administration fee	25,889
Distribution and service fees	9
Accrued foreign capital gains taxes	2,874
Accrued expenses	101,571
Total liabilities	$5,125,204
Net Assets	$54,948,055

Sources of Net Assets
Common shares, $0.001 par value, 1,000,000,000 shares authorized (see Note 7), 6,556,173 shares issued and outstanding	$6,556
Additional paid-in capital	62,406,648
Accumulated net realized loss	(3,791,229)
Accumulated undistributed net investment income	1,165,959
Net unrealized depreciation	(4,839,879)
Total	$54,948,055

Class A Shares
Net Assets	$49,835
Shares Outstanding	5,925
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares outstanding)	$8.41
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.83

Class I Shares
Net Assets	$978
Shares Outstanding	116
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares outstanding, including fractional shares)	$8.40

Class R6 Shares
Net Assets	$54,897,242
Shares Outstanding	6,550,132
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares outstanding)	$8.38

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open derivative contracts.

13	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2016
Interest (net of foreign taxes, $8,666)	$1,646,977
Interest allocated from affiliated investment	7,411
Expenses allocated from affiliated investment	(392)
Total investment income	$1,653,996

Expenses
Investment adviser and administration fee	$152,690
Distribution and service fees
Class A	10
Directors’ fees and expenses	1,495
Custodian fee	72,827
Transfer and dividend disbursing agent fees	518
Legal and accounting services	49,347
Printing and postage	6,334
Registration fees	29,623
Miscellaneous	13,012
Total expenses	$325,856
Deduct —
Allocation of expenses to affiliate	$125,856
Reduction of custodian fee	4
Total expense reductions	$125,860

Net expenses	$199,996

Net investment income	$1,454,000

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,205,601)
Investment transactions allocated from affiliated investment	4
Financial futures contracts	(585,525)
Swap contracts	8,346
Foreign currency and forward foreign currency exchange contract transactions	(665,600)
Non-deliverable bond forward contracts	(39,290)
Net realized loss	$(2,487,666)
Change in unrealized appreciation (depreciation) —
Investments (including net increase of $2,198 in accrued foreign capital gains taxes)	$(1,044,903)
Financial futures contracts	(36,883)
Swap contracts	(422,494)
Foreign currency and forward foreign currency exchange contracts	(192,928)
Non-deliverable bond forward contracts	(12,841)
Net change in unrealized appreciation (depreciation)	$(1,710,049)

Net realized and unrealized loss	$(4,197,715)

Net decrease in net assets from operations	$(2,743,715)

14	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
From operations —
Net investment income	$1,454,000	$2,860,252
Net realized loss from investment transactions, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	(2,487,666)	(2,094,444)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(1,710,049)	(3,103,045)
Net decrease in net assets from operations	$(2,743,715)	$(2,337,237)
Distributions to shareholders —
From net investment income
Class A	$(14)	$—
Class I	(184)	—
Class R6	(755,377)	(1,845,761)
Total distributions to shareholders	$(755,575)	$(1,845,761)
Transactions in common shares —
Proceeds from sale of shares
Class A	$51,076	$—
Class I	11,719	—
Class R6	9,530,158	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	14	—
Class I	184	—
Class R6	755,377	1,845,761
Cost of shares redeemed
Class I	(10,544)	—
Class R6	(31,159)	—
Net increase in net assets from Fund share transactions	$10,306,825	$1,845,761

Net increase (decrease) in net assets	$6,807,535	$(2,337,237)

Net Assets
At beginning of period	$48,140,520	$50,477,757
At end of period	$54,948,055	$48,140,520

Accumulated undistributed net investment income included in net assets
At end of period	$1,165,959	$467,534

15	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2016

Financial Highlights

	Class A
	Period Ended January 31, 2016 (Unaudited)(1)
Net asset value — Beginning of period	$8.730

Income (Loss) From Operations
Net investment income(2)	$0.237
Net realized and unrealized loss	(0.439)

Total loss from operations	$(0.202)

Less Distributions
From net investment income	$(0.118)

Total distributions	$(0.118)

Net asset value — End of period	$8.410

Total Return(3)	(2.34	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$50
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.15	%(7)
Net investment income	6.82	%(7)
Portfolio Turnover	38	%(4)

(1)	For the period from commencement of operations on September 3, 2015 to January 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.63% of average daily net assets for the period from commencement of operations on September 3, 2015 to January 31, 2016). Absent this reimbursement, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2016

Financial Highlights — continued

	Class I
	Period Ended January 31, 2016 (Unaudited)(1)
Net asset value — Beginning of period	$8.730

Income (Loss) From Operations
Net investment income(2)	$0.273
Net realized and unrealized loss	(0.463)

Total loss from operations	$(0.190)

Less Distributions
From net investment income	$(0.140)

Total distributions	$(0.140)

Net asset value — End of period	$8.400

Total Return(3)	(2.21	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.90	%(7)
Net investment income	7.65	%(7)
Portfolio Turnover	38	%(4)

(1)	For the period from commencement of operations on September 3, 2015 to January 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 2.10% of average daily net assets for the period from commencement of operations on September 3, 2015 to January 31, 2016). Absent this reimbursement, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2016

Financial Highlights — continued

	Class R6
	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,		Period Ended July 31, 2013(1)
			2015	2014
Net asset value — Beginning of period	$9.060		$9.880	$9.610	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.270		$0.546	$0.452	$0.173
Net realized and unrealized gain (loss)	(0.808)		(1.005)	0.169	(0.563)

Total income (loss) from operations	$(0.538)		$(0.459)	$0.621	$(0.390)

Less Distributions
From net investment income	$(0.142)		$(0.361)	$(0.329)	$—
From net realized gain	—		—	(0.022)	—

Total distributions	$(0.142)		$(0.361)	$(0.351)	$—

Net asset value — End of period	$8.380		$9.060	$9.880	$9.610

Total Return(3)	(5.97	)%(4)	(4.55)%	6.64%	(3.90	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$54,897		$48,141	$50,478	$14,518
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.85	%(7)	0.85%	0.85%	0.85	%(7)
Net investment income	6.19	%(7)	5.82%	4.66%	3.58	%(7)
Portfolio Turnover	38	%(4)	74%	90%	0	%(4)

(1)	For the period from commencement of operations on February 4, 2013 to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.54%, 0.43%, 1.01% and 2.16% of average daily net assets for the six months ended January 31, 2016, the years ended July 31, 2015 and 2014 and the period from commencement of operations on February 4, 2013 to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging Markets Debt Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Series Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. Effective September 3, 2015, the Fund designated its existing shares as Class R6 and established two new classes of shares named Class A and Class I. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Directors have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Directors of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

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Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of January 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At January 31, 2016, the Fund had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — The Corporation’s Articles of Incorporation provide that no Director or officer of the Corporation shall be liable, to the fullest extent permitted by Maryland law and the 1940 Act, to the Corporation or to its shareholders for money damages. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Fund may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

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Emerging Markets Debt Opportunities Fund

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Notes to Financial Statements (Unaudited) — continued

L  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

M  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 8 and 12. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

N  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.

O  Interim Financial Statements — The interim financial statements relating to January 31, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to

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January 31, 2016

Notes to Financial Statements (Unaudited) — continued

shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At July 31, 2015, the Fund, for federal income tax purposes, had deferred capital losses of $1,316,239 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2015, $900,760 are short-term and $415,479 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$62,102,062

Gross unrealized appreciation	$440,597
Gross unrealized depreciation	(5,226,279)

Net unrealized depreciation	$(4,785,682)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended January 31, 2016, the investment adviser and administration fee amounted to $152,690 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.15%, 0.90% and 0.85% of the Fund’s average daily net assets for Class A, Class I and Class R6, respectively. This agreement may be changed or terminated after November 30, 2016. Pursuant to this agreement, EVM was allocated $125,856 of the Fund’s operating expenses for the period ended January 31, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2016, EVM earned $23 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received no sales charge on sales of Class A shares for the period ended January 31, 2016. EVD received distribution and service fees from Class A shares (see Note 4).

Directors and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Directors of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Directors Deferred Compensation Plan. For the six months ended January 31, 2016, no significant amounts have been deferred. Certain officers and Directors of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended January 31, 2016 amounted to $10 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

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Emerging Markets Debt Opportunities Fund

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the period ended January, 31, 2016, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $27,973,769 and $14,479,751, respectively, for the six months ended January 31, 2016.

7  Common Shares

The Corporation’s Articles of Incorporation permit the Directors to issue one billion full and fractional common shares of the Fund ($0.001 par value per share). The Corporation’s authorized shares are subdivided into 300 million shares for each of Class A, Class I and Class R6 and 100 million shares for Class C, which has not commenced operations. Transactions in Fund shares were as follows:

Class A	Period Ended January 31, 2016 (Unaudited)(1)

Sales	5,924
Issued to shareholders electing to receive payments of distributions in Fund shares	1

Net increase	5,925

Class I	Period Ended January 31, 2016 (Unaudited)(1)

Sales	1,322
Issued to shareholders electing to receive payments of distributions in Fund shares	22
Redemptions	(1,228)

Net increase	116

Class R6	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015

Sales	1,149,590	—
Issued to shareholders electing to receive payments of distributions in Fund shares	88,451	208,561
Redemptions	(3,722)	—

Net increase	1,234,319	208,561

(1)	Class A and Class I commenced operations on September 3, 2015.

At January 31, 2016, Eaton Vance Short Duration Strategic Income Fund and donor advised funds (established and maintained by a public charity) managed by EVM owned in the aggregate 93.4% of the value of the outstanding shares of the Fund.

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, financial futures contracts and swap contracts and may

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Emerging Markets Debt Opportunities Fund

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2016 is included in the Portfolio of Investments. At January 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk:  The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk:  The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Fund utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and non-deliverable bond forward contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At January 31, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $1,463,261. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $815,692 at January 31, 2016.

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

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Emerging Markets Debt Opportunities Fund

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2016 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Receivable for open forward foreign currency exchange contracts	$—	$276,337	$—	$276,337
Receivable for open swap contracts	—	—	110,728	110,728

Total Asset Derivatives subject to master netting or similar agreements	$—	$276,337	$110,728	$387,065

Net unrealized depreciation*	$—	$—	$(362,705)	$(362,705)
Payable for open forward foreign currency exchange contracts	—	(681,614)	—	(681,614)
Payable/receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	(164,817)	—	(616,830)	(781,647)

Total Liability Derivatives	$(164,817)	$(681,614)	$(979,535)	$(1,825,966)

Derivatives not subject to master netting or similar agreements	$—	$—	$(362,705)	$(362,705)

Total Liability Derivatives subject to master netting or similar agreements	$(164,817)	$(681,614)	$(616,830)	$(1,463,261)

*	Amount represents cumulative unrealized depreciation on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of January 31, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$39,248	$(38,551)	$(697)	$—	$—
Barclays Bank PLC	9,462	(9,462)	—	—	—
BNP Paribas	158,723	(158,723)	—	—	—
Deutsche Bank AG	11,819	(11,819)	—	—	—
Goldman Sachs International	29,176	(29,176)	—	—	—
Standard Chartered Bank	138,637	(138,637)	—	—	—

	$387,065	$(386,368)	$(697)	$—	$—

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Emerging Markets Debt Opportunities Fund

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Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(38,551)	$38,551	$—	$—	$—
Barclays Bank PLC	(501,147)	9,462	491,685	—	—
BNP Paribas	(185,700)	158,723	5,998	—	(20,979)
Deutsche Bank AG	(70,023)	11,819	—	—	(58,204)
Goldman Sachs International	(437,658)	29,176	292,889	—	(115,593)
ICBC Standard Bank plc	(38,713)	—	—	—	(38,713)
Morgan Stanley & Co. International PLC	(6,606)	—	—	—	(6,606)
Standard Chartered Bank	(184,863)	138,637	—	—	(46,226)

	$(1,463,261)	$386,368	$790,572	$—	$(286,321)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to reverse repurchase agreements at January 31, 2016 is included at Note 10.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended January 31, 2016 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Financial futures contracts	$—	$—	$(585,525)
Swap contracts	(2,222)	—	10,568
Foreign currency and forward foreign currency exchange contract transactions	—	(584,873)	—

Non-deliverable bond forward contracts	—	—	(39,290)

Total	$(2,222)	$(584,873)	$(614,247)

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$—	$—	$(36,883)
Swap contracts	5,273	—	(427,767)
Foreign currency and forward foreign currency exchange contracts	—	(180,255)	—

Non-deliverable bond forward contracts	—	—	(12,841)

Total	$5,273	$(180,255)	$(477,491)

The average notional amounts of derivative contracts outstanding during the six months ended January 31, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Non-deliverable Bond Forward Contracts	Swap Contracts

$18,834,000	$38,484,000	$471,000	$18,515,000

26

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2016.

10  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2016 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral

JPMorgan Chase Bank, N.A.	1/26/16	On Demand	(8.00)%	$65,062	$65,062	$74,800

Total					$65,062	$74,800

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

For the six months ended January 31, 2016, the average borrowings under settled reverse repurchase agreements and the average annual interest rate were approximately $561,000 and (0.17%), respectively. The reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2016. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 12) at January 31, 2016.

11  Risks Associated with Foreign Investments

The Fund’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

27

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2016

Notes to Financial Statements (Unaudited) — continued

At January 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$42,704,838	$—	$42,704,838
Foreign Corporate Bonds	—	3,149,082	—	3,149,082
Sovereign Loans (Less Unfunded Loan Commitments)	—	260,000	274,016	534,016
Short-Term Investments	—
Foreign Government Securities	—	907,690	—	907,690
U.S. Treasury Obligations	—	1,799,322	—	1,799,322
Other	—	8,221,432	—	8,221,432

Total Investments	$—	$57,042,364	$274,016	$57,316,380

Forward Foreign Currency Exchange Contracts	$—	$276,337	$—	$276,337
Swap Contracts	—	110,728	—	110,728

Total	$—	$57,429,429	$274,016	$57,703,445

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(681,614)	$—	$(681,614)
Futures Contracts	(324,659)	—	—	(324,659)
Swap Contracts	—	(819,693)	—	(819,693)

Total	$(324,659)	$(1,501,307)	$—	$(1,825,966)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended January 31, 2016 is not presented. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

28

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2016

Officers and Directors

Officers of Eaton Vance Emerging Markets Debt Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Directors of Eaton Vance Emerging Markets Debt Opportunities Fund

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee
**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14265    1.31.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 11, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 11, 2016